Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Sales and Marketing Expenses - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	€ 4,001,299
Third-party expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	1,851,158
Employee benefits expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	1,040,587
equity-settled share-based payment expense [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	67,462
Legal and consulting fees [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	1,054,971
Other expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	€ 54,583